Earnings and Dividends Per Common Share, Earnings Per Common Share Calculations (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Earnings Per Common Share [Abstract]
Wells Fargo net income	$ 13,182	$ 21,548	$ 3,377
Less: Preferred stock dividends and other	1,115	1,292	1,591
Wells Fargo net income applicable to common stock	$ 12,067	$ 20,256	$ 1,786
Earnings per common share
Average common shares outstanding (denominator) (in shares)	3,805.2	4,061.9	4,118.0
Per share (in dollars per share)	$ 3.17	$ 4.99	$ 0.43
Diluted earnings per common share
Average common shares outstanding (in shares)	3,805.2	4,061.9	4,118.0
Diluted average common shares outstanding (denominator) (in shares)	3,837.0	4,096.2	4,134.2
Per share (in dollars per share)	$ 3.14	$ 4.95	$ 0.43
Preferred stock, accretion of redemption discount or issuance costs	$ 0	$ 87	$ 301
Restricted share rights [Member]
Diluted earnings per common share
Diluted average common shares outstanding, adjustment (in shares)	31.8	34.3	16.2